Taxation - Schedule of Reconciliation of the differences between the statutory EIT rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions	21.00%	8.00%	(1.50%)
Effect of preferential tax rates and tax holiday	(11.00%)	(4.00%)	(0.50%)
Effect of permanent differences	(25.00%)	(2.60%)	(2.80%)
Additional deduction of qualified R&D expenditures	16.00%	7.70%	4.20%
Changes in valuation allowance	70.00%	(19.00%)	(23.40%)
Effect of changes in tax rates	(25.00%)	0.00%	0.00%
Effect of expiration on NOL	(49.00%)	(11.00%)	(0.20%)
Effect of deconsolidation on NOL	(22.00%)	0.00%	0.00%
Effective tax rates	0.00%	4.10%	0.80%